Employee Compensation and Benefits (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Retirement Benefits [Abstract]
Net actuarial loss	$ 621	$ 501
Deferred tax	(161)	(126)
Total	$ 460	$ 375